Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 05, 2015
Series A Warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		2,449,605
De-recognition of Warrant liability upon exercise, in shares	(24,000)
Balance at the end of period, in shares	2,425,605	2,449,605
Series A Warrant liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares	2,449,605
De-recognition of Warrant liability upon exercise, in shares	(24,000)
Balance at the end of period, in shares	2,425,605
Balance at the beginning of period	$ 857
Change in value of Warrant	2,767
De-recognition of Warrant liability upon exercise	(42)
Balance at end of period	3,582
Series B Warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		2,449,605
De-recognition of Warrant liability upon exercise, in shares			(589,510)
Balance at the end of period, in shares	1,778,275	2,449,605
Series B Warrant liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares	2,449,605
Balance at the end of period, in shares	1,778,275
Balance at the beginning of period	17,439
Change in value of Warrant	3,909
Balance at end of period	14,180
Series B Warrant liability [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(589,510)
De-recognition of Warrant liability upon exercise	(6,430)
Series B Warrant liability [Member] | Common stock warrant liability [Member] | Other Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(29,097)
De-recognition of Warrant liability upon exercise	(317)
Series B Warrant liability [Member] | Common stock warrant liability [Member] | Cash Less Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(52,255)
De-recognition of Warrant liability upon exercise	(418)
Series B Warrant liability [Member] | Common stock warrant liability [Member] | Warrants contributed back to the company [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(468)
De-recognition of Warrant liability upon exercise	(3)
Series C Warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability			589,510
Series C Warrant liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability	589,510
Balance at the end of period, in shares	589,510
Change in value of Warrant	(501)
Record Series C Warrant Liability	3,050
Balance at end of period	$ 2,549